Consolidated Statements of Changes in Equity $ in Thousands	USD ($)	Capital stock USD ($)	Capital stock Common shares shares	Contributed surplus USD ($)	Retained earnings USD ($)	Accumulated other comprehensive income (loss) USD ($)	Shareholders’ equity USD ($)	Non-controlling interests USD ($)
Balance, beginning of period (in shares) at Dec. 31, 2021 | shares			74,774,087
Balance, beginning of period at Dec. 31, 2021	$ 1,954,731	$ 432,728		$ 1,928	$ 1,251,640	$ (2,720)	$ 1,683,576	$ 271,155
Net income	462,288				353,830		353,830	108,458
Other comprehensive income (loss)	299,447				(252)	299,699	299,447
Compensation expense recorded for stock options	110			110			110
Issue of shares on exercise of stock options (in shares) | shares			16,800
Issue of shares on exercise of stock options	582	582					582
Reclassification of grant date fair value on exercise of stock options	0	134		(134)
Sale of partial interest in subsidiary (note 25)	148,990				126,445		126,445	22,545
Payments for repurchase of shares (in shares) | shares			(5,551,751)
Payments for repurchase of shares	(252,985)	(32,149)			(220,836)		(252,985)
Dividend payments to Methanex Corporation shareholders	(43,955)				(43,955)		(43,955)
Distributions made and accrued to non-controlling interests	(84,714)							(84,714)
Realized hedge loss (gains) recognized in cash flow hedges	(55,037)					(55,037)	(55,037)
Balance, end of period (in shares) at Dec. 31, 2022 | shares			69,239,136
Balance, end of period at Dec. 31, 2022	2,429,457	401,295		1,904	1,466,872	241,942	2,112,013	317,444
Net income	284,122				174,140		174,140	109,982
Other comprehensive income (loss)	(243,542)				(1,976)	(241,566)	(243,542)
Compensation expense recorded for stock options	124			124			124
Issue of shares on exercise of stock options (in shares) | shares			43,067
Issue of shares on exercise of stock options	1,437	1,437					1,437
Reclassification of grant date fair value on exercise of stock options	0	190		(190)
Payments for repurchase of shares (in shares) | shares			(1,894,711)
Payments for repurchase of shares	(86,392)	(10,998)			(75,394)		(86,392)
Dividend payments to Methanex Corporation shareholders	(49,378)				(49,378)		(49,378)
Distributions made and accrued to non-controlling interests	(185,336)							(185,336)
Realized hedge loss (gains) recognized in cash flow hedges	22,525					22,525	22,525
Balance, end of period (in shares) at Dec. 31, 2023 | shares			67,387,492
Balance, end of period at Dec. 31, 2023	$ 2,173,017	$ 391,924		$ 1,838	$ 1,514,264	$ 22,901	$ 1,930,927	$ 242,090